UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-6068

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  April 30, 2005

Date of reporting period:  April 30, 2005


ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

ANNUAL REPORT
APRIL 30, 2005

-------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.
-------------------------------------------------------------------------------

THE FUND FILES COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

FUND EXPENSES
                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                             Beginning             Ending
                                           ACCOUNT VALUE       ACCOUNT VALUE      EXPENSES PAID        ANNUALIZED
PRIME PORTFOLIO                           NOVEMBER 1, 2004     APRIL 30, 2005     DURING PERIOD*     EXPENSE RATIO*
----------------                         --------------------------------------------------------------------------
CLASS A
Actual                                          $1,000           $1,010.92             $1.00              0.20%
Hypothetical (5% return before expenses)        $1,000           $1,023.80             $1.00              0.20%

CLASS B
Actual                                          $1,000           $1,010.41             $1.50              0.30%
Hypothetical (5% return before expenses)        $1,000           $1,023.31             $1.51              0.30%

CLASS C
Actual                                          $1,000           $1,009.65             $2.24              0.45%
Hypothetical (5% return before expenses)        $1,000           $1,022.56             $2.26              0.45%


GOVERNMENT PORTFOLIO
--------------------

CLASS A
Actual                                          $1,000           $1,010.81             $1.00              0.20%
Hypothetical (5% return before expenses)        $1,000           $1,023.80             $1.00              0.20%

CLASS B
Actual                                          $1,000           $1,010.30             $1.50              0.30%
Hypothetical (5% return before expenses)        $1,000           $1,023.31             $1.51              0.30%

CLASS C
Actual                                          $1,000           $1,009.55             $2.24              0.45%
Hypothetical (5% return before expenses)        $1,000           $1,022.56             $2.26              0.45%
-------------------------------------------------------------------------------------------------------------------



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


FUND EXPENSES
(CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________




                                             BEGINNING             ENDING
                                           ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID      ANNUALIZED
TAX-FREE PORTFOLIO                       NOVEMBER 1, 2004      APRIL 30, 2005      DURING PERIOD*    EXPENSE RATIO*
------------------                       --------------------------------------------------------------------------
CLASS A
Actual                                          $1,000           $1,008.47               $1.00            0.20%
Hypothetical (5% return before expenses)        $1,000           $1,023.80               $1.00            0.20%

CLASS B
ACTUAL                                          $1,000           $1,007.97               $1.49            0.30%
Hypothetical (5% return before expenses)        $1,000           $1,023.31               $1.51            0.30%

CLASS C
Actual                                          $1,000           $1,007.23               $2.24            0.45%
Hypothetical (5% return before expenses)        $1,000           $1,022.56               $2.26            0.45%


TREASURY PORTFOLIO
------------------
CLASS A
Actual                                          $1,000           $1,009.82               $1.00            0.20%
Hypothetical (5% return before expenses)        $1,000           $1,023.80               $1.00            0.20%

CLASS B
Actual                                          $1,000           $1,009.32               $1.49            0.30%
Hypothetical (5% return before expenses)        $1,000           $1,023.31               $1.51            0.30%

Class C
Actual                                          $1,000           $1,008.56               $2.24            0.45%
Hypothetical (5% return before expenses)        $1,000           $1,022.56               $2.26            0.45%


CALIFORNIA TAX-FREE PORTFOLIO
-----------------------------
CLASS A
Actual                                          $1,000           $1,008.35               $1.00            0.20%
Hypothetical (5% return before expenses)        $1,000           $1,023.80               $1.00            0.20%

CLASS B
Actual                                          $1,000           $1,007.86               $1.49            0.30%
Hypothetical (5% return before expenses)        $1,000           $1,023.31               $1.51            0.30%

CLASS C
Actual                                          $1,000           $1,007.10               $2.24            0.45%
Hypothetical (5% return before expenses)        $1,000           $1,022.56               $2.26            0.45%


NEW YORK TAX-FREE PORTFOLIO
---------------------------
CLASS A
Actual                                          $1,000           $1,008.23               $1.00            0.20%
Hypothetical (5% return before expenses)        $1,000           $1,023.80               $1.00            0.20%

CLASS B
Actual                                          $1,000           $1,007.73               $1.49            0.30%
Hypothetical (5% return before expenses)        $1,000           $1,023.31               $1.51            0.30%

CLASS C
Actual                                          $1,000           $1,006.99               $2.24            0.45%
Hypothetical (5% return before expenses)        $1,000           $1,022.56               $2.26            0.45%



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


2


PORTFOLIO OF INVESTMENTS
APRIL 30, 2005

                     ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________


  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               COMMERCIAL PAPER-51.2%
               ABBEY NATIONAL FIRST CAPITAL
$    35,000    5/05/05                                   2.79%   $   34,989,150
               BANQUE CAISSE D'EPARGNE L'ETAT
     10,000    5/10/05                                   2.78         9,993,050
               CITIGROUP
     50,000    5/04/05                                   2.78        49,988,417
     50,000    5/02/05                                   2.95        49,995,903
               COMMONWEALTH BANK OF AUSTRALIA
      8,000    5/05/05                                   2.79         7,997,520
               CREDIT SUISSE FIRST BOSTON
     35,000    5/05/05 (b)                               2.80        34,989,111
               DEN NORSKE BANK
     20,000    5/13/05                                   2.81        19,981,267
               DEUTSCHE BANK
     35,000    5/05/05                                   2.85        34,988,917
               FORTIS FUNDING
     36,000    5/02/05 (b)                               2.81        35,997,190
               GALAXY FUNDING, INC.
     20,000    5/02/05 (b)                               2.77        19,998,461
               GIRO FUNDING
     48,902    5/05/05 (b)                               2.80        48,886,786
               GLAXO SMITHKLINE PLC
     40,000    5/05/05 (b)                               2.87        39,987,244
               GOLDMAN SACHS GROUP, INC.
     50,000    5/04/05 (b)                               2.90        49,987,917
               HSBC
     40,000    5/02/05                                   2.81        39,996,878
               KFW INTERNATIONAL FINANCE
     50,000    5/03/05 (b)                               2.77        49,992,306
               LEXINGTON PARKER CAPITAL
     35,000    5/05/05 (b)                               2.83        34,988,994
               LLOYDS BANK PLC
     90,000    5/04/05                                   2.89        89,978,325
               MERRILL LYNCH
     40,000    5/05/05                                   2.97        39,986,800
               NETWORK RAIL LTD
     50,000    5/05/05 (b)                               2.79        49,984,500
               NORDDEUTSCHE LANDESBANK
     20,000    5/09/05 (b)                               1.77        19,987,711
     10,000    5/06/05 (b)                               2.75         9,996,181
     20,000    5/13/05 (b)                               2.83        19,981,167
               SAN PAOLO FINANCIAL
     25,000    5/05/05                                   2.78        24,992,278
     10,000    5/10/05                                   2.78         9,993,050
               SANTANDER CENTRAL HISPANICO
     17,000    5/02/05                                   2.78        16,998,687
               SHEFFIELD RECEIVABLES
     50,000    5/04/05 (b)                               2.87        49,988,042
     50,000    5/05/05 (b)                               3.00        49,983,333
               SOCIETE GENERALE
     25,000    5/02/05                                   2.79        24,998,062
               STATE STREET BANK TRUST CO.
    100,000    5/02/05                                   2.94        99,991,833
               STEAMBOAT FUNDING CORP.
     48,459    5/05/05 (b)                               3.03        48,442,685
               TOYOTA MOTOR CREDIT
     25,000    5/02/05 (b)                               2.73        24,998,104
               UBS FINANCE
    100,000    5/02/05                                   2.93        99,991,861
                                                                 --------------
               Total Commercial Paper
               (amortized cost
               $1,243,051,730)                                    1,243,051,730
                                                                 --------------
               CERTIFICATES OF DEPOSIT-11.0%
               BANK OF NOVA SCOTIA YANKEE
     43,000    2.80%, 5/02/05                            2.80        43,000,000
               CREDIT AGRICOLE INDOSUEZ
     50,000    1.50%, 5/04/05                            2.80        49,994,405
               DANSKE BANK
     17,000    2.80%, 5/02/05                            2.80        17,000,000
               DEXIA BANK
     20,000    2.80%, 5/02/05 (b)                        2.80        20,000,000
               HSBC
     50,000    2.78%, 5/03/05                            2.78        50,000,000
               KBC BANK
     36,000    2.79%, 5/02/05                            2.79        36,000,000
               NORDEA BANK
     20,000    2.84%, 5/13/05                            2.84        20,000,000
               REGIONS BANK
     30,000    2.77%, 5/02/05                            2.77        30,000,000
                                                                 --------------
               Total Certificates of Deposit
               (amortized cost
               $265,994,405)                                        265,994,405
                                                                 --------------
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS-10.0%
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION
    243,000    2.85%, 5/02/05
               (amortized cost
               $242,980,762)                             2.85       242,980,762
                                                                 --------------
               CORPORATE OBLIGATIONS-1.7%
               CHASE BANK USA
     41,700    2.86%, 5/11/05 FRN
               (amortized cost
               $41,700,000)                              2.86        41,700,000
                                                                 --------------


3


PORTFOLIO OF INVESTMENTS
(CONTINUED)

                     ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________


  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS-19.9%
               BANK OF AMERICA
$   110,000    2.97% dated 4/29/05,
               due 5/02/05 in the
               amount of $110,027,225
               (cost $110,000,000;
               collateralized by
               $6,484,076 FMAC,
               4.50%, due 7/01/19,
               $150,000,000 FNMA,
               4.50%, due 6/01/18,
               value $112,200,000)                       2.97%   $  110,000,000
               CS FIRST BOSTON CORP.
    110,000    2.97%, dated 4/29/05,
               due 5/02/05 in the
               amount of $110,027,225
               (cost $110,000,000;
               collateralized by
               $180,000,000 FMAC,
               0.00%, due 9/01/24-8/01/33,
               $106,651,617 FNMA,
               0.00%, due 9/01/34-3/01/35,
               value $112,200,566)                       2.97       110,000,000
               DRESDNER BANK
     44,000    2.90%, dated 4/29/05,
               due 5/02/05 in the
               amount of $44,010,633
               (cost $44,000,000;
               collateralized by
               $23,000,000 FNMA,
               0.00%, due 9/07/06,
               $4,090,000 FNMA,
               4.25%, due 5/15/09,
               $10,865,000 U.S.
               Treasury Notes (TIPS),
               3.875%, due 4/15/29,
               value $44,883,228)                        2.90        44,000,000
               GOLDMAN SACHS & CO.
    110,000    2.94%, dated 4/29/05,
               due 5/02/05 in the
               amount of $110,026,950
               (cost $110,000,000;
               collateralized by
               $123,179,351 FNMA,
               6.00%, due 9/01/34,
               value $112,200,000)                       2.94       110,000,000
               MORGAN STANLEY
    110,000    2.96%, dated 4/29/05,
               due 5/02/05 in the
               amount of $110,027,133
               (cost $110,000,000;
               collateralized by
               $113,103,256 FNMA,
               5.00%, due 4/01/35,
               value $112,588,850)                       2.96       110,000,000
                                                                 --------------
               Total Repurchase
               Agreements
               (amortized cost
               $484,000,000)                                        484,000,000
                                                                 --------------
               TIME DEPOSIT-6.1%
               DEUTSCHE BANK
     80,000    2.90%, 5/02/05                            2.90        80,000,000
               SOCIETE GENERALE
     67,000    2.95%, 5/02/05                            2.95        67,000,000
                                                                 --------------
               Total Time Deposit
               (amortized cost
               $147,000,000)                                        147,000,000
                                                                 --------------
               TOTAL INVESTMENTS-99.9%
               (amortized cost
               $2,424,726,897)                                    2,424,726,897
               Other assets less
               liabilities-0.1%                                       1,677,730
                                                                 --------------
               NET ASSETS-100%                                   $2,426,404,627
                                                                 ==============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At April 30, 2005, these securities amounted to $608,189,732 representing 25.1% of net assets.

Glossary of Terms:

FRN - Floating Rate Note
TIPS - Treasury Inflation Protected Securities

See notes to financial statements.


4


PORTFOLIO OF INVESTMENTS
APRIL 30, 2005

                ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS-24.5%
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION-11.4%
$    32,242    5/04/05                                   2.72%   $   32,234,692
     20,000    5/05/05                                   2.75        19,993,889
     35,000    5/02/05                                   2.76        34,997,312
                                                                 --------------
                                                                     87,225,893
                                                                 --------------
               FEDERAL HOME LOAN MORTGAGE CORP.-9.8%
     35,000    5/02/05                                   2.70        34,997,375
     40,100    5/03/05                                   2.76        40,093,863
                                                                 --------------
                                                                     75,091,238
                                                                 --------------
               FEDERAL HOME LOAN BANK-3.3%
     25,000    5/04/05                                   2.71        24,994,354
                                                                 --------------
               Total U.S. Government
               Agency Obligations
               (amortized cost
               $187,311,485)                                        187,311,485
                                                                 --------------
               REPURCHASE AGREEMENTS-75.4%
               ABN AMRO
     37,000    2.90%, dated 4/29/05,
               due 5/02/05 in the
               amount of $37,008,942
               (cost $37,000,000;
               collateralized by
               $37,960,000 U.S.
               Treasury Note,
               0.00%, due 7/14/05,
               value $37,740,971)                        2.90        37,000,000
               BANK OF AMERICA
     12,000    2.78%, dated 4/21/05,
               due 5/05/05 in the
               amount of $12,012,973
               (cost $12,000,000;
               collateralized by
               $14,640,602 FNMA,
               4.00%-5.00%, due
               8/01/18-12/01/33,
               value $12,240,001)                        2.78        12,000,000
               BANK OF AMERICA
     15,000    2.78%, dated 4/12/05,
               due 5/05/05 in the
               amount of $15,026,642
               (cost $15,000,000;
               collateralized by
               $6,732,950 FNMA,
               6.50%, due 2/01/29-
               8/01/34, $10,198,669
               FMAC, 6.00%,
               due 1/01/35, value
               $15,300,001)                              2.78        15,000,000
               BANK OF AMERICA
     10,000    2.97%, dated 4/29/05,
               due 5/02/05 in the
               amount of $10,002,475
               (cost $10,000,000;
               collateralized by
               $10,203,254 FNMA,
               4.385%, due 3/01/35,
               value $10,200,001)                        2.97        10,000,000
               BANK OF MONTREAL
     37,000    2.90%,  dated 4/29/05,
               due 5/02/05 in the
               amount of $37,008,942
               (cost $37,000,000;
               collateralized by
               $36,579,000 U.S.
               Treasury Note, 1.00%,
               due 7/07/05-11/15/14,
               value $37,740,741)                        2.90        37,000,000
               BARCLAY
     37,000    2.94%, dated 4/29/05,
               due 5/02/05 in the
               amount of $37,009,065
               (cost $37,000,000;
               collateralized by
               $38,022,000 FHLB,
               0.00%, due 7/27/05,
               value $37,740,637)                        2.94        37,000,000
               BNP PARIBAS
     13,000    2.75%, dated 4/12/05,
               due 5/03/05 in the
               amount of $13,020,854
               (cost $13,000,000;
               collateralized by
               $14,000,000 FHLB,
               3.75%, due 5/15/07,
               value $14,008,593)                        2.75        13,000,000
               BNP PARIBAS
     27,000    2.78%, dated 4/06/05,
               due 5/04/05 in the
               amount of $27,058,380
               (cost $27,000,000;
               collateralized by
               $27,819,000 FMAC,
               0.00%, due 8/02/05,
               value $27,590,884)                        2.78        27,000,000


5


PORTFOLIO OF INVESTMENTS
(CONTINUED)

                ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               CITIGROUP
$    39,000    2.75%, dated 4/13/05,
               due 5/03/05 in the
               amount of $39,059,583
               (cost $39,000,000;
               collateralized by
               $48,967,432 GNMA,
               4.125%-6.50%, due
               12/20/24-2/15/35,
               $70,762,674 FNMA,
               4.53%-8.00%, due
               5/01/14-12/01/34,
               $24,437,391 FMAC,
               4.00%-6.50%, due
               2/01/12-9/01/34,
               value $39,780,001)                        2.75%   $   39,000,000
               CS FIRST BOSTON CORP.
     15,000    2.78%, dated 4/04/05,
               due 5/04/05 in the
               amount of $15,034,750
               (cost $15,000,000;
               collateralized by
               $190,000 FMAC,
               0.00%, due 9/01/34,
               $19,761,981 FNMA,
               0.00%, due 8/01/33,
               value $15,302,266)                        2.78        15,000,000
               CS FIRST BOSTON CORP.
     14,000    2.79%, dated 4/19/05,
               due 5/04/05 in the
               amount of $14,016,275
               (cost $14,000,000;
               collateralized by
               $14,025,000 FNMA,
               0.00%, due 3/01/35,
               value $14,283,094)                        2.79        14,000,000
               CS FIRST BOSTON CORP.
      9,000    2.80%, dated 4/13/05,
               due 5/05/05 in the
               amount of $9,015,400
               (cost $9,000,000;
               collateralized by
               $10,105,000 FNMA,
               0.00%, due 9/01/34,
               value $9,183,794)                         2.80         9,000,000
               DEUTSCHE BANK
     35,000    2.81%, dated 4/18/05,
               due 5/05/05 in the
               amount of $35,046,443
               (cost $35,000,000;
               collateralized by
               $44,378,026 FNMA,
               4.96%, due 9/01/32,
               value $35,700,000)                        2.81        35,000,000
               DRESDNER BANK
     25,000    2.90%, dated 4/29/05,
               due 5/02/05 in the
               amount of $25,006,042
               (cost $25,000,000;
               collateralized by
               $4,465,000 FHLB, 4.00%,
               due 4/25/07, $20,910,000
               FNMA, 4.25%, due 5/15/09,
               value $25,502,573)                        2.90        25,000,000
               GOLDMAN SACHS & CO.
      5,000    2.78%, dated 4/01/05,
               due 5/02/05 in the
               amount of $5,011,969
               (cost $5,000,000;
               collateralized by
               $5,151,842 U.S.
               Treasury Note,
               2.375%, due 8/31/06,
               value $5,100,129)                         2.78         5,000,000
               GOLDMAN SACHS & CO.
      7,000    2.78%, dated 4/18/05,
               due 5/03/05 in the
               amount of $7,008,108
               (cost $7,000,000;
               collateralized by
               $7,212,579 U.S.
               Treasury Note,
               2.375%, due 8/31/06,
               value $7,140,181)                         2.78         7,000,000
               GOLDMAN SACHS & CO.
      8,000    2.80%, dated 4/05/05,
               due 5/05/05 in the
               amount of $8,018,667
               (cost $8,000,000;
               collateralized by
               $8,242,947 U.S.
               Treasury Note,
               2.375%, due 8/31/06,
               value $8,160,207).                        2.80         8,000,000
               GOLDMAN SACHS & CO.
     18,000    2.80%, dated 4/13/05,
               due 5/05/05 in the
               amount of $18,030,800
               (cost $18,000,000;
               collateralized by
               $18,546,632 U.S.
               Treasury Note,
               2.375%, due 8/31/06,
               value $18,360,466)                        2.80        18,000,000


6


                ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               GREENWICH CAPITAL MARKET
$    12,000    2.76%, dated 4/19/05,
               due 5/03/05 in the
               amount of $12,012,880
               (cost $12,000,000;
               collateralized by
               $1,055,000 FMAC,
               0.00%, due 2/01/35,
               $11,479,330 FNMA,
               0.00%, due 4/01/35,
               value $12,241,775)                        2.76%   $   12,000,000
               GREENWICH CAPITAL MARKET
     14,000    2.77%, dated 4/07/05,
               due 5/05/05 in the
               amount of $14,030,162
               (cost $14,000,000;
               collateralized by
               $14,190,000 FNMA,
               0.00%, due 5/01/35,
               value $14,280,019)                        2.77        14,000,000
               GREENWICH CAPITAL MARKET
     10,000    2.92%, dated 4/29/05,
               due 5/02/05 in the
               amount of $10,002,433
               (cost $10,000,000;
               collateralized by
               $6,332,000 U.S.
               Treasury Bonds,
               5.25%-9.00%, due
               5/15/16-8/15/29,
               $721,000 U.S. Treasury
               Bonds (TIPS), 3.875%,
               due 4/15/29, $396,000
               U.S. Treasury Notes
               (TIPS), 3.625%-4.25%,
               due 1/15/08-1/15/10,
               value $10,205,389)                        2.92        10,000,000
               LEHMAN BROTHERS
     13,000    2.76%, dated 4/12/05,
               due 5/03/05 in the
               amount of $13,020,930
               (cost $13,000,000;
               collateralized by
               $9,101,000 FMAC,
               0.00%, due 4/01/29-
               4/01/34, $10,081,028
               FNMA, 0.00%, due
               5/01/34-7/01/43,
               value $13,262,348)                        2.76        13,000,000
               LEHMAN BROTHERS
      3,000    2.78%, dated 4/13/05,
               due 5/03/05 in the
               amount of $3,004,633
               (cost $3,000,000;
               collateralized by
               $4,635,000 FNMA,
               0.00%, due 6/01/32,
               value $3,062,797)                         2.78         3,000,000
               LEHMAN BROTHERS
     22,000    2.78%, dated 4/18/05,
               due 5/04/05 in the
               amount of $22,027,182
               (cost $22,000,000;
               collateralized by
               $23,758,699
               FNMA, 0.00%, due
               6/01/31-12/01/44,
               value $22,440,515)                        2.78        22,000,000
               MERRILL LYNCH
     40,000    2.78%, dated 4/11/05,
               due 5/05/05 in the
               amount of $40,074,133
               (cost $40,000,000;
               collateralized by
               $33,770,000 FMAC,
               0.00%, due 8/01/23,
               $172,421,926
               FNMA, 0.00%, due
               7/01/23-8/01/32,
               value $40,800,042)                        2.78        40,000,000
               MORGAN STANLEY
      6,000    2.77%, dated 4/04/05,
               due 5/04/05 in the
               amount of $6,013,850
               (cost $6,000,000;
               collateralized by
               $8,624,095 FNMA,
               3.986%-5.50%, due
               7/01/33-12/01/34,
               value $6,120,007)                         2.77         6,000,000
               MORGAN STANLEY
     17,000    2.80%, dated 4/18/05,
               due 5/05/05 in the
               amount of $17,022,478
               (cost $17,000,000;
               collateralized by
               $24,434,934 FNMA,
               3.986%-5.50%, due
               7/01/33-12/01/34,
               value $17,340,021)                        2.80        17,000,000


7


PORTFOLIO OF INVESTMENTS
(CONTINUED)

                ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               UBS WARBURG LLC
$    20,000    2.79%, dated 4/01/05,
               due 5/02/05 in the
               amount of $20,048,050
               (cost $20,000,000;
               collateralized by
               $108,863,000
               FNMA, 0.00%, due
               4/01/29-1/01/34,
               value $20,400,270)                        2.79%   $   20,000,000
               UBS WARBURG LLC
      5,000    2.79%, dated 4/11/05,
               due 5/05/05 in the
               amount of $5,009,300
               (cost $5,000,000;
               collateralized by
               $7,995,000 FNMA,
               0.00%, due 9/01/33,
               value $5,100,908)                         2.79         5,000,000
               UBS WARBURG LLC
     15,000    2.82%, dated 4/07/05,
               due 5/05/05 in the
               amount of $15,032,900
               (cost $15,000,000;
               collateralized by
               $23,985,000 FNMA,
               0.00%, due 9/01/33,
               value $15,302,725)                        2.82        15,000,000
               WACHOVIA CAPITAL
      8,000    2.76%, dated 4/04/05,
               due 5/04/05 in the
               amount of $8,018,400
               (cost $8,000,000;
               collateralized by
               $25,617,714 FMAC,
               4.23%, due 12/01/30,
               value $8,160,000)                         2.76         8,000,000
               WACHOVIA CAPITAL
     10,000    2.80%, dated 3/23/05,
               due 5/05/05 in the
               amount of $10,033,444
               (cost $10,000,000;
               collateralized by
               $5,587,053 FNMA,
               3.377%-3.82%, due
               12/01/33-5/01/34,
               $6,123,000 U.S.
               Treasury Note,
               4.00%, due 3/15/10,
               value $10,200,000)                        2.80        10,000,000
               WACHOVIA CAPITAL
      7,000    2.83%, dated 4/21/05,
               due 5/05/05 in the
               amount of $7,007,704
               (cost $7,000,000;
               collateralized by
               $8,560,096 FMAC,
               3.766%, due 8/01/34,
               value $7,140,001)                         2.83         7,000,000
               WACHOVIA CAPITAL
     11,000    2.86%, dated 4/25/05,
               due 5/03/05 in the
               amount of $11,006,991
               (cost $11,000,000;
               collateralized by
               $2,347,639 FMAC,
               5.50%, due 6/01/34,
               $8,877,000 U.S.
               Treasury Note,
               4.00%, due 3/15/10,
               value $11,220,759)                        2.86        11,000,000
                                                                 --------------
               Total Repurchase
               Agreements
               (amortized cost
               $576,000,000)                                        576,000,000
                                                                 --------------
               TOTAL INVESTMENTS-99.9%
               (amortized cost
               $763,311,485)                                        763,311,485
               Other assets less
               liabilities-0.1%                                         921,167
                                                                 --------------
               NET ASSETS-100%                                   $  764,232,652
                                                                 ==============


(a) All securities either mature or their interest rate changes in 397 days or less.

Glossary of Terms:

FHLB - Federal Home Loan Bank
FMAC - Federal Mortgage Association Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgag Association
TIPS - Treasury Inflation Protected Securities

See notes to financial statements.


8


PORTFOLIO OF INVESTMENTS
APRIL 30, 2005

                  ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               MUNICIPAL BONDS-7.0%
               ALASKA-1.9%
               VALDEZ MARINE TERMINAL
$    18,000    (BP Pipelines
               Income Project)
               Series 03C VRDN
               7/01/37 (b)                               3.03%   $   18,000,000
                                                                 --------------
               CONNECTICUT-0.1%
               CONNECTICUT HEFA REVENUE
        500    (Yale University)
               Series 03 X-3 VRDN
               7/01/37 (b)                               3.00           500,000
                                                                 --------------
               GEORGIA-0.2%
               COBB COUNTY HOUSING
               AUTHORITY MFHR
      1,500    (Woodchase Village
               Apartments Project)
               Series 03 AMT VRDN
               3/15/36 (b)                               3.08         1,500,000
                                                                 --------------
               NEVADA-0.4%
               HENDERSON PUBLIC
               IMPROVEMENT TRUST MFHR
      4,150    (Pueblo Verde Apartments)
               Series 95A VRDN
               8/01/26 (b)                               3.12         4,150,000
                                                                 --------------
               NEW HAMPSHIRE-0.5%
               NEW HAMPSHIRE HEFA
      4,700    (Southern New Hampshire
               Medical Center)
               Series 01 VRDN
               10/01/30 (b)                              3.09         4,700,000
                                                                 --------------
               NEW JERSEY-0.1%
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
        985    (Bancroft Neurohealth Project)
               Series 02 VRDN
               11/01/27 (b)                              2.99           985,000
                                                                 --------------
               NEW YORK-2.4%
               NEW YORK CITY TFA
     23,000    (NYC Recovery)
               Series 03-3B VRDN
               11/01/22 (b)                              3.12        23,000,000
                                                                 --------------
               PUERTO RICO-0.2%
               PUERTO RICO HIGHWAY &
               TRANSPORTATION AUTHORITY
      2,000    Series 98A
               AMBAC VRDN
               7/01/28 (b)                               3.00         2,000,000
                                                                 --------------
               TENNESSEE-0.6%
               CLARKSVILLE PUBLIC BUILDING
               AUTHORITY REVENUE
      5,800    (Pooled Financing
               Revenue Bonds-
               Tennessee Municipal)
               Series 03 VRDN
               1/01/33 (b)                               3.05         5,800,000
                                                                 --------------
               WASHINGTON-0.6%
               WASHINGTON STATE EDA SWDR
      5,900    (Cedar Grove
               Composing Project)
               Series 04 AMT VRDN
               7/15/24 (b)                               3.08         5,900,000
                                                                 --------------
               Total Municipal Bonds
               (amortized cost
               $66,535,000)                                          66,535,000
                                                                 --------------
               COMMERCIAL PAPER-14.2%
               FLORIDA-1.9%
               INDIAN RIVER
               (Hospital District)
     12,400    Series 88
               5/06/05                                   2.07        12,400,000
      5,200    Series 90
               5/06/05                                   2.07         5,200,000
                                                                 --------------
                                                                     17,600,000
                                                                 --------------
               KENTUCKY-1.6%
               PENDLETON COUNTY
     15,000    (Association of
               County Leasing)
               5/12/05                                   2.37        15,000,000
                                                                 --------------
               MASSACHUSETTS-3.0%
               MASSACHUSETTS DEVELOPMENT
               FINANCE AGENCY
      6,000    (Massachusetts
               Development Program)
               Program 3
               5/06/05                                   2.05         6,000,000
               MASSACHUSETTS HEALTH
               AND EDUCATION
      7,000    (Harvard University)
               Series EE
               5/12/05                                   2.32         7,000,000
               MASSACHUSETTS WATER AUTHORITY
      5,000    Series 94
               5/06/05                                   2.04         5,000,000
     10,500    Series 99
               5/12/05                                   2.35        10,500,000
                                                                 --------------
                                                                     28,500,000
                                                                 --------------


9


PORTFOLIO OF INVESTMENTS
(CONTINUED)

                  ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               NEW YORK-2.6%
               METROPOLITAN TRANSPORTATION
               AUTHORITY BAN
$    25,000    (Transit Facility
               Special Obligation)
               Series CP-1 A
               5/12/05                                   2.32%   $   25,000,000
                                                                 --------------
               PENNSYLVANIA-1.5%
               MONTGOMERY COUNTY IDA
     14,000    (Exelon Generation)
               Series 01B
               5/12/05                                   2.32        14,000,000
                                                                 --------------
               TEXAS-2.9%
               DALLAS AREA RAPID TRANSIT
     19,000    (Senior Sub Lien
               Sales Tax Revenue)
               Series 01
               5/06/05                                   2.00        19,000,000
               TEXAS PUBLIC FINANCE AUTHORITY
      8,500    (GO Commercial Paper Notes)
               Series 02B
               5/06/05                                   2.04         8,500,000
                                                                 --------------
                                                                     27,500,000
                                                                 --------------
               VIRGINIA-0.7%
               UNIVERSITY OF VIRGINIA
      6,200    Series 03A
               5/06/05                                   1.94         6,200,000
                                                                 --------------
               Total Commercial Paper
               (amortized cost
               $133,800,000)                                        133,800,000
                                                                 --------------
               TOTAL INVESTMENTS-21.2%
               (amortized cost
               $200,335,000)                                        200,335,000
               Other assets less
               liabilities-78.8%                                    743,937,057
                                                                 --------------
               NET ASSETS-100%                                   $  944,272,057
                                                                 ==============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements form major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
BAN - Bond Anticipation Note
EDA - Economic Development Agency
HEFA - Health & Educational Facility Authority
IDA - Industrial Development Agency/Authority
MFHR - Multi-Family Housing Revenue
SWDR - Solid Waste Disposal Revenue
TFA - Transitional Finance Authority

See notes to financial statements.


10


PORTFOLIO OF INVESTMENTS
APRIL 30, 2005

                  ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS-92.3%
               U.S. TREASURY BILLS-92.3%
$    78,000    5/05/05                                   2.52%   $   77,978,228
                                                                 --------------
               TOTAL INVESTMENTS-92.3%
               (amortized cost
               $77,978,228)                                          77,978,228
               Other assets less
               liabilities-7.7%                                       6,513,218
                                                                 --------------
               NET ASSETS-100%                                   $   84,491,446
                                                                 ==============


(a) All securities either mature or their interest rate changes in 397 days or less.

See notes to financial statements.


11


PORTFOLIO OF INVESTMENTS
APRIL 30, 2005

                                    ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
                                                 CALIFORNIA TAX-FREE PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               MUNICIPAL BONDS-24.7%
               CALIFORNIA-22.5%
               ABAG FINANCE AUTHORITY COP
$     2,380    (Harker School
               Foundation)
               Series 98 VRDN
               1/01/23 (b)                               3.02%   $    2,380,000
               CALIFORNIA DEPARTMENT OF WATER
      7,625    (Power Supply)
               Series 02B-1 VRDN
               5/01/22 (b)                               3.04         7,625,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE AUTHORITY
      1,000    (Athens Disposal
               Company Project)
               Series 95A
               AMT VRDN
               1/01/16 (b)                               3.07         1,000,000
      2,000    (ExxonMobil Project)
               Series 00 VRDN
               4/01/17 (b)                               2.94         2,000,000
      2,500    (South Lake Refuse
               Company Project)
               Series 02A
               AMT VRDN
               10/01/17 (b)                              3.12         2,500,000
        290    (West Valley
               Manufacturing Project)
               Series 97A
               AMT VRDN
               6/01/12 (b)                               3.22           290,000
               CARLSBAD UNIFIED SCHOOL
               DISTRICT COP
      3,000    (School Facility
               Bridge Funding)
               Series 00 FSA VRDN
               9/01/23 (b)                               3.00         3,000,000
               FAIRFIELD IDA
      3,500    (Aitchison Family
               Partnership)
               Series 92 VRDN
               4/01/12 (b)                               3.05         3,500,000
               GRAND TERRACE COMMUNITY
               DEVELOPMENT AUTHORITY MFHR
      3,600    (Mount Vernon
               Villas Project)
               Series 85A VRDN
               2/15/30 (b)                               3.04         3,600,000
               IRVINE CALIFORNIA AUTHORITY
      2,461    (Assessment Dist.)
               Series 99 VRDN
               9/02/24 (b)                               3.01         2,461,000
               OAKLAND-ALAMEDA COUNTY
      2,400    (Coliseum Project)
               Series 00C-2 VRDN
               2/01/25 (b)                               3.00         2,400,000
               SAN BERNARDINO COUNTY COP
      4,400    (Control Refinancing Project)
               Series 96 VRDN
               7/01/15 (b)                               3.00         4,400,000
               SAN DIEGO COUNTY COP
      1,000    (Friends of
               Chabad Lubavitch)
               Series 03 VRDN
               1/01/23 (b)                               3.08         1,000,000
               SIMI VALLEY MFHR
      5,000    (Shadowridge Apartments)
               Series 89 VRDN
               9/01/19 (b)                               3.08         5,000,000
                                                                 --------------
                                                                     41,156,000
                                                                 --------------
               ALASKA-2.2%
               VALDEZ MARINA TERMINAL
      4,000    (BP Pipelines Income Project)
               Series 03C VRDN
               7/01/37 (b)                               3.03         4,000,000
                                                                 --------------
               Total Municipal Bonds
               (amortized cost
               $45,156,000)                                          45,156,000
                                                                 --------------
               COMMERCIAL PAPER-10.9%
               CALIFORNIA-10.9%
               CALIFORNIA STATE UNIVERSITY
     11,810    Series 01A
               5/09/05                                   2.02        11,810,000
               CITY & COUNTY OF
               SAN FRANCISCO
      1,900    (Public Utilities
               Water Services)
               5/05/05                                   2.10         1,900,000
               LOS ANGELES
               IMPROVEMENT CORP.
      2,288    (Lease Revenue)
               Series A-1
               5/06/05                                   2.10         2,288,000
               SAN FRANCISCO COUNTY
               TRANSPORTATION AUTHORITY
      2,500    Series B
               5/13/05                                   2.40         2,500,000


12


                                    ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
                                                  CALIFORNIA TAX-FREE PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               VENTURA PUBLIC FINANCE AUTHORITY
$     1,500    (Lease Revenue)
               Series 98
               5/06/05                                   2.07%   $    1,500,000
                                                                 --------------
               Total Commercial Paper
               (amortized cost
               $19,998,000)                                          19,998,000
                                                                 --------------
               TOTAL INVESTMENTS-35.6%
               (amortized cost
               $65,154,000)                                          65,154,000
               Other assets less
               liabilities-64.4%                                    117,989,761
                                                                 --------------
               NET ASSETS-100%                                   $  183,143,761
                                                                 ==============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements form major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT - Alternative Minimum Tax
COP - Certificate of Participation
FSA - Financial Security Assurance
IDA - Industrial Development Agency/Authority
MFHR - Multi-Family Housing Revenue

See notes to financial statements.


13


PORTFOLIO OF INVESTMENTS
APRIL 30, 2005

                                    ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
                                                    NEW YORK TAX-FREE PORTFOLIO
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)      SECURITY (a)                             YIELD             VALUE
-------------------------------------------------------------------------------
               MUNICIPAL BONDS-54.3%
               NEW YORK-51.9%
               BROOME COUNTY IDA
$     2,630    (James G Johnston Memorial)
               Series 03 VRDN
               2/01/29 (b)                               3.00%   $    2,630,000
               LONG ISLAND POWER AUTHORITY
      1,500    (Electric Systems Revenue)
               Series 1A VRDN
               5/01/33 (b)                               2.99         1,500,000
               MONROE COUNTY IDA
      2,000    (Canal Ponds Park)
               Series 95D VRDN
               6/15/16 (b)                               3.03         2,000,000
               NASSAU COUNTY INTERIM
               FINANCE AUTHORITY
      3,000    (Sales Tax Secured)
               Series 02B VRDN
               11/15/22 (b)                              3.00         3,000,000
               NEW YORK CITY GO
               Series 93A-4 VRDN
        100    8/01/22 (b)                               3.00           100,000
      3,000    8/01/23 (b)                               3.00         3,000,000
      2,500    Series 95F-2 VRDN
               2/15/12 (b)                               3.00         2,500,000
               NEW YORK CITY IDA
      1,390    (Stock Exchange Project)
               Series 03B VRDN
               5/01/33 (b)                               2.98         1,390,000
               NEW YORK CITY MUNICIPAL
               WATER FINANCE AUTHORITY
      3,950    Series 92C FGIC VRDN
               6/15/22 (b)                               3.00         3,950,000
      3,400    Series 95A FGIC VRDN
               6/15/25 (b)                               3.00         3,400,000
               NEW YORK STATE
               DORMITORY AUTHORITY
      3,200    (Teresian House Corp.)
               Series 03 VRDN
               7/01/33 (b)                               3.00         3,200,000
               NEW YORK STATE HFA
      1,300    (240 E 39th Street)
               Series 97 AMT VRDN
               5/15/30 (b)                               3.00         1,300,000
      2,000    (1500 Lexington Avenue)
               Series 02A AMT VRDN
               5/15/34 (b)                               3.09         2,000,000
               NEW YORK STATE
               LOCAL GOVERNMENT
               ASSISTANCE CORP.
      2,000    Series 93A VRDN
               4/01/22 (b)                               2.95         2,000,000
               NORTH AMITYVILLE FIRE
               DEPARTMENT REVENUE
      2,000    (Revenue Bonds)
               Series 03 VRDN
               9/01/23 (b)                               2.99         2,000,000
               PORT AUTHORITY OF NEW YORK
               AND NEW JERSEY
      5,200    (Versatile Structure)
               Series 94-2 VRDN
               5/01/19 (b)                               3.00         5,200,000
               SUFFOLK COUNTY IDA
      1,500    (ADP, Inc. Project)
               Series 97 VRDN
               4/01/18 (b)                               3.27         1,500,000
               WARREN & WASHINGTON
               COUNTIES IDA
      2,400    (Glen At Hiland
               Meadows Project)
               Series 00 VRDN
               12/15/30 (b)                              2.98         2,400,000
               WESTCHESTER COUNTY IDA
      2,000    (Catharine Field Home)
               Series 01 VRDN
               1/01/31 (b)                               3.00         2,000,000
      3,265    (Westchester Arts Council)
               Series 04 VRDN
               5/01/34 (b)                               3.02         3,265,000
                                                                 --------------
                                                                     48,335,000
                                                                 --------------
               PUERTO RICO-2.4%
               PUERTO RICO HIGHWAY &
               TRANSPORTATION AMBAC
      2,200    Series 98A VRDN
               7/01/28 (b)                               3.00         2,200,000
                                                                 --------------
               Total Municipal Bonds
               (amortized cost
               $50,535,000)                                          50,535,000
                                                                 --------------
               COMMERCIAL PAPER-4.3%
               PUERTO RICO-4.3%
               PUERTO RICO GOVERNMENT
               DEVELOPMENT BANK
      4,000    5/12/05 (b)                               2.35         4,000,000
                                                                 --------------
               Total Commercial Paper
               (amortized cost
               $4,000,000)                                            4,000,000
                                                                 --------------
               TOTAL INVESTMENTS-58.6%
               (amortized cost
               $54,535,000)                                          54,535,000
               Other assets less
               liabilities-41.4%                                     38,587,091
                                                                 --------------
               NET ASSETS-100%                                   $   93,122,091
                                                                 ==============


14


                                    ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
                                                    NEW YORK TAX-FREE PORTFOLIO
_______________________________________________________________________________


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements form major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
GO - General Obligation
HFA - Housing Finance Agency/Authority
IDA - Industrial Development Agency/Authority


See notes to financial statements.


15


STATEMENT OF ASSETS &LIABILITIES
APRIL 30, 2005

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________



                                           PRIME         GOVERNMENT        TAX-FREE
                                         PORTFOLIO       PORTFOLIO         PORTFOLIO
                                      ==============   ==============   ==============
ASSETS
  Investments in securities,
    at value (cost: $2,424,726,897,
    $763,311,485 and $200,335,000,
    respectively)                     $2,424,726,897   $  763,311,485   $  200,335,000
  Cash                                     1,155,523          120,182               -0-
  Interest receivable                      1,372,345          643,755        1,879,697
  Receivable for capital
    stock sold                                 2,305        7,428,629               -0-
  Receivable for investment
    securities sold                               -0-              -0-     747,046,491
                                      --------------   --------------   --------------
  Total assets                         2,427,257,070      771,504,051      949,261,188
                                      --------------   --------------   --------------
LIABILITIES
  Due to custodian                                -0-              -0-       4,629,274
  Payable for capital stock
    redeemed                                      -0-       6,995,532               -0-
  Advisory fee payable                       347,131           19,791           99,935
  Distribution fee payable                   243,975           63,006           85,669
  Transfer agent fee payable                  10,441           30,943            1,534
  Accrued expenses and other
    liabilities                              250,896          162,127          172,719
                                      --------------   --------------   --------------
  Total liabilities                          852,443        7,271,399        4,989,131
                                      --------------   --------------   --------------
  Net Assets                          $2,426,404,627   $  764,232,652   $  944,272,057
                                      ==============   ==============   ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par               $    1,213,220   $      382,152   $      472,218
  Additional paid-in capital           2,425,225,244      763,862,005      943,880,825
  Accumulated net realized
    loss on investment
    transactions                             (33,837)         (11,505)         (80,986)
                                      --------------   --------------   --------------
                                      $2,426,404,627   $  764,232,652   $  944,272,057
                                      ==============   ==============   ==============
CLASS A SHARES
  Net assets                          $  747,461,248   $  302,751,431   $  289,875,135
                                      --------------   --------------   --------------
  Shares of capital stock
    outstanding                          747,529,757      302,861,495      290,030,820
                                      --------------   --------------   --------------
  Net asset value per share           $         1.00   $         1.00   $         1.00
                                      ==============   ==============   ==============
CLASS B SHARES
  Net assets                          $  884,550,043   $  270,714,921   $  444,366,745
                                      --------------   --------------   --------------
  Shares of capital stock
    outstanding                          884,513,618      270,688,749      444,369,239
                                      --------------   --------------   --------------
  Net asset value per share           $         1.00   $         1.00   $         1.00
                                      ==============   ==============   ==============
CLASS C SHARES
  Net assets                          $  794,393,336   $  190,766,300   $  210,030,177
                                      --------------   --------------   --------------
  Shares of capital stock
    outstanding                          794,396,525      190,753,241      210,035,681
                                      --------------   --------------   --------------
  Net asset value per share           $         1.00   $         1.00   $         1.00
                                      ==============   ==============   ==============



See notes to financial statements.


16


STATEMENT OF ASSETS &LIABILITIES
(CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                         CALIFORNIA        NEW YORK
                                         TREASURY         TAX-FREE         TAX-FREE
                                         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                      ==============   ==============   ==============
ASSETS
  Investments in securities,
    at value (cost: $77,978,228,
    $65,154,000 and $54,535,000,
    respectively)                     $   77,978,228   $   65,154,000   $   54,535,000
  Cash                                     6,577,488               -0-              -0-
  Receivable due from Adviser                 15,347               -0-           4,999
  Receivable for investment
    securities sold                               -0-     122,646,338       40,301,329
  Interest receivable                             -0-         318,874          158,381
  Receivable for capital
    stock sold                                    -0-           8,965               -0-
                                      --------------   --------------   --------------
  Total assets                            84,571,063      188,128,177       94,999,709
                                      --------------   --------------   --------------
LIABILITIES
  Due to custodian                                -0-       4,894,491        1,784,529
  Distribution fee payable                    11,290           21,650            6,238
  Transfer agent fee payable                   4,148            1,110            3,548
  Payable for capital stock
    redeemed                                      -0-              -0-              -0-
  Advisory fee payable                            -0-           3,887               -0-
  Accrued expenses and other
    liabilities                               64,179           63,278           83,303
                                      --------------   --------------   --------------
  Total liabilities                           79,617        4,984,416        1,877,618
                                      --------------   --------------   --------------
  Net Assets                          $   84,491,446   $  183,143,761   $   93,122,091
                                      ==============   ==============   ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par               $       42,241   $       91,585   $       46,572
  Additional paid-in capital              84,438,820      183,050,525       93,082,007
  Undistributed net
    investment income                         10,296            1,651            1,917
  Accumulated net realized
    gain (loss) on investment
    transactions                                  89               -0-          (8,405)
                                      --------------   --------------   --------------
                                      $   84,491,446   $  183,143,761   $   93,122,091
                                      ==============   ==============   ==============
CLASS A SHARES
  Net assets                          $   24,018,928   $   37,260,996   $   43,442,014
                                      --------------   --------------   --------------
  Shares of capital stock
    outstanding                           24,066,798       37,266,134       43,453,158
                                      --------------   --------------   --------------
  Net asset value per share           $         1.00   $         1.00   $         1.00
                                      ==============   ==============   ==============
CLASS B SHARES
  Net assets                          $   17,183,486   $ 87,701,886     $   36,680,937
                                      --------------   --------------   --------------
  Shares of capital stock
    outstanding                           17,181,830       87,713,510       36,688,790
                                      --------------   --------------   --------------
  Net asset value per share           $         1.00   $         1.00   $         1.00
                                      ==============   ==============   ==============
CLASS C SHARES
  Net assets                          $   43,289,032   $   58,180,879   $   12,999,140
                                      --------------   --------------   --------------
  Shares of capital stock
    outstanding                           43,232,433       58,190,912       13,001,644
                                      --------------   --------------   --------------
  Net asset value per share           $         1.00   $         1.00   $         1.00
                                      ==============   ==============   ==============



See notes to financial statements.


17


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2005

                                           PRIME         GOVERNMENT        TAX-FREE
                                         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                      ==============   ==============   ==============
INVESTMENT INCOME
  Interest                            $   57,894,596   $   16,401,296   $   19,525,514
                                      --------------   --------------   --------------
EXPENSES
  Advisory fee (Note B)                    6,290,601        1,770,409        2,538,425
  Distribution fee--Class B                1,006,373          290,913          604,448
  Distribution fee--Class C                2,356,894          506,846          694,156
  Custodian                                  306,545          209,568          233,009
  Registration fees                          236,117          119,094          256,422
  Printing                                   152,380          154,568           59,203
  Transfer agency                             66,292          268,753           26,363
  Audit                                       36,216           36,297           36,206
  Legal                                       30,793            7,271           16,392
  Directors' fees                              4,046            3,181            4,399
  Miscellaneous                               76,392           44,748           86,433
                                      --------------   --------------   --------------
  Total expenses                          10,562,649        3,411,648        4,555,456
  Less: expense offset
    arrangement (see Note B)                     (30)            (778)              (6)
  Less: expense reimbursement               (908,751)        (842,702)        (718,421)
                                      --------------   --------------   --------------
  Net expenses                             9,653,868        2,568,168        3,837,029
                                      --------------   --------------   --------------
  Net investment income                   48,240,728       13,833,128       15,688,485

REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on investment transactions               (19,171)           9,217          (32,409)
                                      --------------   --------------   --------------
NET INCREASE IN NET ASSETS
FROM OPERATIONS                       $   48,221,557   $   13,842,345   $   15,656,076
                                      ==============   ==============   ==============



See notes to financial statements.


18


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


                                                         CALIFORNIA        NEW YORK
                                         TREASURY         TAX-FREE         TAX-FREE
                                         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                      ==============   ==============   ==============
INVESTMENT INCOME
  Interest                            $    1,858,899   $    3,780,751   $    1,453,890
                                      --------------   --------------   --------------
EXPENSES
  Advisory fee (Note B)                      224,594          509,785          191,256
  Distribution fee--Class B                   34,563          122,659           40,809
  Distribution fee--Class C                   99,273          203,079           34,592
  Custodian                                  106,914          127,783          106,038
  Registration fees                          103,419           35,166               -0-
  Audit                                       36,215           34,042           32,210
  Transfer agency                             21,315           22,991           26,427
  Printing                                     9,711           13,000            4,310
  Directors' fees                              4,021            3,700            3,643
  Legal                                        1,638            9,617            6,333
  Miscellaneous                                3,114            7,553            5,110
                                      --------------   --------------   --------------
  Total expenses                             644,777        1,089,375          450,728
  Less: expense offset
    arrangement (see Note B)                      (1)             (26)              (1)
  Less: expense reimbursement               (286,346)        (253,826)        (184,070)
                                      --------------   --------------   --------------
  Net expenses                               358,430          835,523          266,657
                                      --------------   --------------   --------------
  Net investment income                    1,500,469        2,945,228        1,187,233

REALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss)
    on investment transactions                    89               -0-          (8,405)
                                      --------------   --------------   --------------
NET INCREASE IN NET ASSETS
FROM OPERATIONS                       $    1,500,558   $    2,945,228   $    1,178,828
                                      ==============   ==============   ==============



See notes to financial statements.


19



STATEMENT OF CHANGES IN NET ASSETS

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


                                               PRIME PORTFOLIO                GOVERNMENT PORTFOLIO
                                      ===============================   ===============================
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      APRIL 30, 2005   APRIL 30, 2004   APRIL 30, 2005   APRIL 30, 2004
                                      ==============   ==============   ==============   ==============
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income               $   48,240,728   $   24,644,621   $   13,833,128   $    9,113,499
  Net realized gain (loss) on
    investment transactions                  (19,171)         (13,567)           9,217           (9,736)
                                      --------------   --------------   --------------   --------------
  Net increase in net assets
    from operations                       48,221,557       24,631,054       13,842,345        9,103,763

DIVIDENDS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                              (19,519,350)     (11,705,071)      (6,443,391)      (5,152,743)
    Class B                              (15,673,371)      (9,488,191)      (4,536,198)      (2,820,189)
    Class C                              (13,048,007)      (3,451,359)      (2,853,539)      (1,140,567)

CAPITAL STOCK
TRANSACTIONS
  Net increase (decrease)               (818,063,115)     286,817,101     (128,538,250)    (402,932,725)
                                      --------------   --------------   --------------   --------------
  Total increase (decrease)             (818,082,286)     286,803,534     (128,529,033)    (402,942,461)

NET ASSETS
  Beginning of period                  3,244,486,913    2,957,683,379      892,761,685    1,295,704,146
                                      --------------   --------------   --------------   --------------
  End of period (including
    undistributed net investment
    income of $0, $0, $0 and $0,
    respectively)                     $2,426,404,627   $3,244,486,913   $  764,232,652   $  892,761,685
                                      ==============   ==============   ==============   ==============



See notes to financial statements.


20


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________



                                             TAX-FREE PORTFOLIO                TREASURY PORTFOLIO
                                      ===============================   ===============================
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      APRIL 30, 2005   APRIL 30, 2004   APRIL 30, 2005   APRIL 30, 2004
                                      ==============   ==============   ==============   ==============
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income               $   15,688,485   $   10,191,336   $    1,500,469   $    1,854,624
  Net realized gain (loss) on
    investment transactions                  (32,409)              -0-              89              174
                                      --------------   --------------   --------------   --------------
  Net increase in net assets
    from operations                       15,656,076       10,191,336        1,500,558        1,854,798

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                               (5,244,873)      (3,811,161)        (518,397)      (1,002,715)
    Class B                               (7,445,829)      (4,964,649)        (453,047)        (431,616)
    Class C                               (2,997,783)      (1,415,526)        (529,025)        (420,294)
  Net realized gain on investments
    Class A                                       -0-              -0-              -0-         (80,223)
    Class B                                       -0-              -0-              -0-         (14,304)
    Class C                                       -0-              -0-              -0-         (21,407)

CAPITAL STOCK
TRANSACTIONS
  Net increase (decrease)               (270,840,588)     101,721,029      (58,279,961)    (100,665,549)
                                      --------------   --------------   --------------   --------------
  Total increase (decrease)             (270,872,997)     101,721,029      (58,279,872)    (100,781,310)

NET ASSETS
  Beginning of period                  1,215,145,054    1,113,424,025      142,771,318      243,552,628
                                      --------------   --------------   --------------   --------------
  End of period (including
    undistributed net investment
    income of $0, $0, $10,296 and
    $10,296, respectively)            $  944,272,057   $1,215,145,054   $   84,491,446   $  142,771,318
                                      ==============   ==============   ==============   ==============



See notes to financial statements.


21


STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


                                                  CALIFORNIA                        NEW YORK
                                             TAX-FREE PORTFOLIO                TAX-FREE PORTFOLIO
                                      ===============================   ===============================
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      APRIL 30, 2005   APRIL 30, 2004   APRIL 30, 2005   APRIL 30, 2004
                                      ==============   ==============   ==============   ==============
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income               $    2,945,228   $    1,874,722   $    1,187,233   $      825,230
  Net realized loss on
    investment transactions                       -0-              -0-          (8,405)              -0-
                                      --------------   --------------   --------------   --------------
  Net increase in net assets
    from operations                        2,945,228        1,874,722        1,178,828          825,230

DIVIDENDS TO
SHAREHOLDERS FROM
  Net investment income
    CLASS A                                 (687,544)        (390,591)        (551,910)        (488,427)
    Class B                               (1,421,603)        (919,830)        (481,097)        (293,570)
    Class C                                 (836,081)        (592,447)        (154,168)         (56,387)

CAPITAL STOCK
TRANSACTIONS
  Net increase (decrease)               (110,011,569)      27,581,560      (14,285,950)      24,102,896
                                      --------------   --------------   --------------   --------------
  Total increase (decrease)             (110,011,569)      27,553,414      (14,294,297)      24,089,742

NET ASSETS
  Beginning of period                    293,155,330      265,601,916      107,416,388       83,326,646
                                      --------------   --------------   --------------   --------------
  End of period (including
    undistributed net investment
    income of $1,651, $1,651,
    $1,917 and $1,859,
    respectively)                     $  183,143,761   $  293,155,330   $   93,122,091   $  107,416,388
                                      ==============   ==============   ==============   ==============



See notes to financial statements.


22


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of six Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Treasury Portfolio, California Tax-Free Portfolio and New York Tax-Free Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free, California Tax-Free and New York Tax-Free Portfolios offer three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income.

2. TAXES

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. DIVIDENDS

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. REPURCHASE AGREEMENTS

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the portfolios may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of ..20% of average daily net assets for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios. For the year ended April 30, 2005, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the year ended April 30, 2005, reimbursement was $908,751, $842,702, $718,421, $286,346, $253,826 and $184,070 for the Prime,
Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Treasury, California Tax Free and New York Tax-Free Portfolios was $18,000 per Portfolio for the year ended April 30, 2005.

For the year ended April 30, 2005, the Fund's expenses were reduced by $30, $778, $6, $1, $26 and $1 for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively, under an expense offset arrangement with AGIS.


23


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


NOTE C: DISTRIBUTION AGREEMENT

The Fund has adopted a Distribution Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of ..10% of the aggregate average daily net assets attributable to Class B shares and .25% of the aggregate average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: RISK INVOLVED IN INVESTING IN THE FUND

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE E: INVESTMENT TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS

At April 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2005, the Treasury Portfolio had accumulated undistributed ordinary income of $10,294, and the California Tax-Free Portfolio and New York Tax-Free Portfolio had undistributed tax-exempt income of $2,584 and $3,649, respectively.

For federal income tax purposes at April 30, 2005, the Fund had capital loss carryforwards for the following Portfolios:

                                  EXPIRING         EXPIRING         EXPIRING
PORTFOLIO                         IN 2008          IN 2012          IN 2013
==========                     =============    =============    =============
Government                         $1,769          $ 9,736           $   -0-
Tax-Free                               -0-          48,577               -0-
Prime                                  -0-          14,666              905


For the year ended April 30, 2005, the capital loss carryforwards expired by portfolios were as follows:

                                                                 CAPITAL LOSS
                                                                CARRYFORWARDS
PORTFOLIO                                                           EXPIRED
==========                                                      ==============
Government                                                           $6,785
Tax Free                                                                400


Dividends paid by the Tax-Free, California Tax-Free and New York Tax-Free Portfolios from net investment income for the years ended April 30, 2005 and 2004 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

The dividends paid by the Prime, Government and Treasury Portfolios for the years ended April 30, 2005 and 2004 are deemed to be ordinary income for federal income tax purposes.

During the current fiscal year the Government and the Tax-Free Portfolios had permanent differences due to expired capital loss carryforwards. These entries resulted in a reclassification from additional paid in capital to accumulated net realized loss on investment transactions. These reclassifications had no effect on net assets.


24


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


NOTE F: CAPITAL STOCK

There are 117,500,000,000 shares authorized with par value of $.0005 per share. At April 30, 2005, capital paid-in aggregated $2,426,438,464 on Prime Portfolio, $764,244,157 on Government Portfolio, $944,353,043 on Tax-Free Portfolio $84,481,061 on Treasury Portfolio, $183,142,110 on California Tax-Free Portfolio and $93,128,579 on New York Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                         PRIME PORTFOLIO
                                                ===============================
                                                 YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS A
Shares sold                                     12,731,464,502   12,707,494,641
Shares issued on reinvestment of dividends          19,519,350       11,705,071
Shares redeemed                                (13,002,463,552) (13,017,117,473)
                                                --------------   --------------
Net decrease                                      (251,479,700)    (297,917,761)
                                                ==============   ==============

                                                 YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS B
Shares sold                                      1,467,840,385    3,429,787,414
Shares issued on reinvestment of dividends          15,673,371        9,488,191
Shares redeemed                                 (1,711,656,844)  (3,420,785,338)
                                                --------------   --------------
Net increase (decrease)                           (228,143,088)      18,490,267
                                                ==============   ==============

                                                 YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS C
Shares sold                                        717,573,981    1,374,232,348
Shares issued on reinvestment of dividends          13,048,007        3,451,359
Shares redeemed                                 (1,069,062,315)    (811,439,112)
                                                --------------   --------------
Net increase (decrease)                           (338,440,327)     566,244,595
                                                ==============   ==============

                                                      GOVERNMENT PORTFOLIO
                                                ===============================
                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS A
Shares sold                                      3,246,880,385    4,139,855,290
Shares issued on reinvestment of dividends           6,443,391        5,152,743
Shares redeemed                                 (3,341,538,157)  (4,504,694,404)
                                                --------------   --------------
Net decrease                                       (88,214,381)    (359,686,371)
                                                ==============   ==============

                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS B
Shares sold                                        449,843,460      679,846,920
Shares issued on reinvestment of dividends           4,536,198        2,820,189
Shares redeemed                                   (507,453,053)    (700,714,258)
                                                --------------   --------------
Net decrease                                       (53,073,395)     (18,047,149)
                                                ==============   ==============


25


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


                                                     GOVERNMENT PORTFOLIO
                                                ===============================
                                                 YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS C
Shares sold                                      1,014,467,684      979,353,701
Shares issued on reinvestment of dividends           2,853,539        1,140,567
Shares redeemed                                 (1,004,571,697)  (1,005,693,473)
                                                --------------   --------------
Net increase (decrease)                             12,749,526      (25,199,205)
                                                ==============   ==============

                                                      TAX-FREE PORTFOLIO
                                                ===============================
                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS A
Shares sold                                        880,455,600    2,640,976,105
Shares issued on reinvestment of dividends           5,244,873        3,811,161
Shares redeemed                                   (922,441,596)  (2,677,686,438)
                                                --------------   --------------
Net decrease                                       (36,741,123)     (32,899,172)
                                                ==============   ==============

                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS B
Shares sold                                      1,268,916,181    2,231,670,166
Shares issued on reinvestment of dividends           7,445,829        4,964,649
Shares redeemed                                 (1,429,288,699)  (2,189,692,082)
                                                --------------   --------------
Net increase (decrease)                           (152,926,689)      46,942,733
                                                ==============   ==============

                                                 YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS C
Shares sold                                        418,958,332      462,213,934
Shares issued on reinvestment of dividends           2,997,783        1,415,526
Shares redeemed                                   (503,128,891)    (375,951,992)
                                                --------------   --------------
Net increase (decrease)                            (81,172,776)      87,677,468
                                                ==============   ==============

                                                       TREASURY PORTFOLIO
                                                ===============================
                                                 YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS A
Shares sold                                         31,075,851      255,631,387
Shares issued on reinvestment of dividends
  and distributions                                    518,397        1,002,715
Shares redeemed                                    (62,430,048)    (359,876,867)
                                                --------------   --------------
Net decrease                                       (30,835,800)    (103,242,765)
                                                ==============   ==============


26


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


                                                       TREASURY PORTFOLIO
                                                ===============================
                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS B
Shares sold                                         82,982,319      169,975,156
Shares issued on reinvestment of dividends
  and distributions                                    453,047          431,616
Shares redeemed                                   (113,977,599)    (148,399,824)
                                                --------------   --------------
Net increase (decrease)                            (30,542,233)      22,006,948
                                                ==============   ==============

                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS C
Shares sold                                         77,104,147      324,671,944
Shares issued on reinvestment of dividends
  and distributions                                    529,025          420,294
Shares redeemed                                    (74,535,100)    (344,521,970)
                                                --------------   --------------
Net increase (decrease)                              3,098,072      (19,429,732)
                                                ==============   ==============

                                                 CALIFORNIA TAX-FREE PORTFOLIO
                                                ===============================
                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS A
Shares sold                                        171,043,352      117,009,305
Shares issued on reinvestment of dividends             687,544          390,591
Shares redeemed                                   (172,598,510)    (125,545,735)
                                                --------------   --------------
Net decrease                                          (867,614)      (8,145,839)
                                                ==============   ==============

                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS B
Shares sold                                        274,835,616      277,474,443
Shares issued on reinvestment of dividends           1,421,603          919,830
Shares redeemed                                   (356,779,276)    (207,824,682)
                                                --------------   --------------
Net increase (decrease)                            (80,522,057)      70,569,591
                                                ==============   ==============

                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS C
Shares sold                                        599,597,378      813,348,705
Shares issued on reinvestment of dividends             836,081          592,447
Shares redeemed                                   (629,055,357)    (848,783,344)
                                                --------------   --------------
Net decrease                                       (28,621,898)     (34,842,192)
                                                ==============   ==============


27


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


                                                  NEW YORK TAX-FREE PORTFOLIO
                                                ===============================
                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS A
Shares sold                                        114,867,519       82,121,176
Shares issued on reinvestment of dividends             551,910          488,427
Shares redeemed                                   (122,175,538)     (73,015,430)
                                                --------------   --------------
Net increase (decrease)                             (6,756,109)       9,594,173
                                                ==============   ==============

                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS B
Shares sold                                        174,769,062      107,576,928
Shares issued on reinvestment of dividends             481,097          293,570
Shares redeemed                                   (183,719,708)     (96,074,787)
                                                --------------   --------------
Net increase (decrease)                             (8,469,549)      11,795,711
                                                ==============   ==============

                                                  YEAR ENDED       YEAR ENDED
                                                   APRIL 30,        APRIL 30,
                                                     2005             2004
                                                ==============   ==============
CLASS C
Shares sold                                         34,735,139       23,669,696
Shares issued on reinvestment of dividends             154,168           56,387
SHARES REDEEMED                                    (33,949,599)     (21,013,071)
                                                --------------   --------------
Net increase                                           939,708        2,713,012
                                                ==============   ==============


NOTE G: LIQUIDATION INFORMATION

On December 6, 2004, the Board of Directors of the Fund approved a plan of liquidation and dissolution of the Fund and each of the Fund's Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Treasury Portfolio, California Portfolio and New York Portfolio. The Fund's portfolios expect to make its final liquidating distributions on or shortly after June 24, 2005.


28


FINANCIAL HIGHLIGHTS

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   PRIME PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0168        .0093        .0148        .0276        .0612
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0168        .0093        .0148        .0276        .0612

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0168)      (.0093)      (.0148)      (.0276)      (.0612)
Distributions from net realized gains             -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0168)      (.0093)      (.0148)      (.0276)      (.0612)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.70%         .94%        1.49%        2.80%        6.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $747         $999       $1,297       $1,907       $3,314
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .23%         .22%         .22%         .22%         .23%
  Net investment income (a)                     1.63%         .94%        1.48%        2.88%        6.01%



See footnote summary on page 40.


29


FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    PRIME PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0159        .0083        .0138        .0266        .0602
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0159        .0083        .0138        .0266        .0602

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0159)      (.0083)      (.0138)      (.0266)      (.0602)
Distributions from net realized gains             -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0159)      (.0083)      (.0138)      (.0266)      (.0602)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.60%         .84%        1.39%        2.70%        6.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $885       $1,113       $1,094       $2,165       $2,387
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%         .30%         .30%         .30%
  Expenses, before waivers and
    reimbursements                               .33%         .32%         .32%         .32%         .33%
  Net investment income (a)                     1.56%         .83%        1.38%        2.66%        5.93%



See footnote summary on page 40.


30


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    PRIME PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                   YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0143        .0068        .0123        .0251        .0587
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0143        .0068        .0123        .0251        .0587

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0143)      (.0068)      (.0123)      (.0251)      (.0587)
Distributions from net realized gains             -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0143)      (.0068)      (.0123)      (.0251)      (.0587)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.44%         .69%        1.24%        2.54%        6.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $794       $1,133         $567         $617         $468
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and
    reimbursements                               .48%         .47%         .47%         .47%         .49%
  Net investment income (a)                     1.38%         .69%        1.23%        2.41%        5.65%



See footnote summary on page 40.


31


FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GOVERNMENT PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0166        .0091        .0142        .0267        .0604
Net realized gain on investment
  transactions                                    -0-(b)       -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0166        .0091        .0142        .0267        .0604

LESS: DIVIDENDS
Dividends from net investment income          (.0166)      (.0091)      (.0142)      (.0267)      (.0604)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.67%         .91%        1.43%        2.71%        6.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $303         $391         $751         $593         $792
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .29%         .26%         .26%         .24%         .27%
  Net investment income (a)                     1.65%         .92%        1.40%        2.75%        5.91%



                                                                 GOVERNMENT PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0156        .0081        .0132        .0257        .0594
Net realized gain on investment
  transactions                                    -0-(b)       -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0156        .0081        .0132        .0257        .0594

LESS: DIVIDENDS
Dividends from net investment income          (.0156)      (.0081)      (.0132)      (.0257)      (.0594)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.57%         .81%        1.33%        2.60%        6.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $270         $324         $342         $558         $696
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%         .30%         .30%         .30%
  Expenses, before waivers and
    reimbursements                               .40%         .36%         .36%         .34%         .37%
  Net investment income (a)                     1.56%         .81%        1.34%        2.62%        5.78%



See footnote summary on page 40.


32


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GOVERNMENT PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0141        .0066        .0117        .0242        .0579
Net realized gain on investment
  transactions                                    -0-(b)       -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0141        .0066        .0117        .0242        .0579

LESS: DIVIDENDS
Dividends from net investment income          (.0141)      (.0066)      (.0117)      (.0242)      (.0579)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.41%         .66%        1.18%        2.45%        5.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $191         $178         $203         $189         $128
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and
    reimbursements                               .55%         .51%         .51%         .49%         .52%
  Net investment income (a)                     1.41%         .66%        1.16%        2.31%        5.51%



                                                                  TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0137        .0084        .0119        .0187        .0387
Net realized loss on investment
  transactions                                    -0-(b)       -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0137        .0084        .0119        .0187        .0387

LESS: DIVIDENDS
Dividends from net investment income          (.0137)      (.0084)      (.0119)      (.0187)      (.0387)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.38%         .85%        1.20%        1.89%        3.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $290         $327         $360         $510         $435
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .26%         .24%         .24%         .24%         .26%
  Net investment income (a)                     1.35%         .84%        1.21%        1.86%        3.88%



See footnote summary on page 40.


33


FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0127        .0074        .0109        .0177        .0378
Net realized loss on investment
  transactions                                    -0-(b)       -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0127        .0074        .0109        .0177        .0378

LESS: DIVIDENDS
Dividends from net investment income          (.0127)      (.0074)      (.0109)      (.0177)      (.0378)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.28%         .74%        1.10%        1.79%        3.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $444         $597         $550         $766         $616
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%         .30%         .30%         .30%
  Expenses, before waivers and
    reimbursements                               .36%         .34%         .34%         .34%         .36%
  Net investment income (a)                     1.23%         .73%        1.10%        1.74%        3.67%



                                                                  TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0112        .0059        .0094        .0162        .0363
Net realized loss on investment
  transactions                                    -0-(b)       -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0112        .0059        .0094        .0162        .0363

LESS: DIVIDENDS
Dividends from net investment income          (.0112)      (.0059)      (.0094)      (.0162)      (.0363)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.13%         .59%         .94%        1.63%        3.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $210         $291         $204         $132         $161
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and
    reimbursements                               .51%         .49%         .50%         .49%         .51%
  Net investment income (a)                     1.08%         .59%         .93%        1.61%        3.52%



See footnote summary on page 40.


34


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    TREASURY PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                   YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0151        .0087        .0134        .0253        .0576
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0151        .0087        .0134        .0253        .0576

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0151)      (.0087)      (.0134)      (.0253)      (.0576)
Distributions from net realized gains             -0-          -0-(b)       -0-(b)       -0-          -0-
Total dividends and distributions             (.0151)      (.0087)      (.0134)      (.0253)      (.0576)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.52%         .88%        1.34%        2.56%        5.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $24          $55         $158          $97         $157
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .45%         .30%         .30%         .27%         .26%
  Net investment income (a)                     1.36%         .88%        1.29%        2.51%        4.99%



See footnote summary on page 40.


35


FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  TREASURY PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0141        .0077        .0124        .0243        .0566
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0141        .0077        .0124        .0243        .0566

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0141)      (.0077)      (.0124)      (.0243)      (.0566)
Distributions from net realized gains             -0-          -0-(b)       -0-(b)       -0-          -0-
Total dividends and distributions             (.0141)      (.0077)      (.0124)      (.0243)      (.0566)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.42%         .78%        1.24%        2.46%        5.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $17          $48          $26          $87          $18
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%         .30%         .30%         .30%
  Expenses, before waivers and
    reimbursements                               .55%         .41%         .40%         .37%         .37%
  Net investment income (a)                     1.31%         .77%        1.26%        1.97%        5.48%



See footnote summary on page 40.


36


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  TREASURY PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0125        .0062        .0109        .0228        .0551
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0125        .0062        .0109        .0228        .0551

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0125)      (.0062)      (.0109)      (.0228)      (.0551)
Distributions from net realized gains             -0-          -0-(b)       -0-(b)       -0-          -0-
Total dividends and distributions             (.0125)      (.0062)      (.0109)      (.0228)      (.0551)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.27%         .63%        1.09%        2.31%        5.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $43          $40          $60         $205         $324
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and
    reimbursements                               .72%         .55%         .54%         .52%         .53%
  Net investment income (a)                     1.33%         .63%        1.14%        2.39%        5.46%



See footnote summary on page 40.


37


FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             CALIFORNIA TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                                                 JANUARY 9,
                                                                                                  2001(D)
                                                             YEAR ENDED APRIL 30,                    TO
                                            --------------------------------------------------    APRIL 30,
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0134        .0082        .0114        .0174        .0081

LESS: DIVIDENDS
Dividends from net investment income          (.0134)      (.0082)      (.0114)      (.0174)      (.0081)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.35%         .83%        1.15%        1.75%         .82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $37          $38          $46          $26           $6
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%(e)
  Expenses, before waivers and
    reimbursements                               .30%         .27%         .28%         .30%         .45%(e)
  Net investment income (a)                     1.35%         .81%        1.07%        1.51%        2.76%(e)



                                                            CALIFORNIA TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                       CLASS B
                                            ---------------------------------------------------------------
                                                                                                NOVEMBER 28,
                                                                                                   2000(F)
                                                             YEAR ENDED APRIL 30,                    TO
                                            --------------------------------------------------    APRIL 30,
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0124        .0072        .0104        .0164        .0117

LESS: DIVIDENDS
Dividends from net investment income          (.0124)      (.0072)      (.0104)      (.0164)      (.0117)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.25%         .73%        1.04%        1.65%        1.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $88         $168          $98          $83          $33
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%         .30%         .30%         .30%(e)
  Expenses, before waivers and
    reimbursements                               .40%         .37%         .38%         .40%         .75%(e)
  Net investment income (a)                     1.16%         .71%        1.01%        1.57%        2.76%(e)



See footnote summary on page 40.


38


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               CALIFORNIA TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                         CLASS C
                                            ---------------------------------------------------------------
                                                                                                DECEMBER 20,
                                                                                                   2000(D)
                                                                  YEAR ENDED APRIL 30,               TO
                                            --------------------------------------------------     APRIL 30,
                                                2005         2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0110        .0057        .0089        .0149        .0091

LESS: DIVIDENDS
Dividends from net investment income          (.0110)      (.0057)      (.0089)      (.0149)      (.0091)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.10%         .58%         .89%        1.50%         .92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $58          $87         $122          $72          $78
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%         .45%         .45%         .45%(e)
  Expenses, before waivers and
    reimbursements                               .55%         .53%         .53%         .55%         .69%(e)
  Net investment income (a)                     1.03%         .55%         .86%        1.53%        2.52%(e)



                                                       NEW YORK TAX-FREE PORTFOLIO
                                            --------------------------------------------------
                                                                CLASS A
                                            --------------------------------------------------
                                                                                      MAY 25,
                                                     YEAR ENDED APRIL 30,           2001(F) TO
                                            -------------------------------------    APRIL 30,
                                                2005         2004         2003         2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0133        .0080        .0115        .0149
Net realized loss on investment
  transactions                                    -0-(b)       -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0133        .0080        .0115        .0149

LESS: DIVIDENDS
Dividends from net investment income          (.0133)      (.0080)      (.0115)      (.0149)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.34%         .80%        1.15%        1.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $43          $50          $41          $22
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%(e)
  Expenses, before waivers and
    reimbursements                               .39%         .38%         .47%         .60%(e)
  Net investment income (a)                     1.35%         .79%        1.12%        1.57%(e)



See footnote summary on page 40.


39


FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       NEW YORK TAX-FREE PORTFOLIO
                                            --------------------------------------------------
                                                                 CLASS B
                                            --------------------------------------------------
                                                                                     AUGUST 2,
                                                      YEAR ENDED APRIL 30,          2001(D) TO
                                            -------------------------------------    APRIL 30,
                                                2005         2004         2003         2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0123        .0070        .0105        .0098
Net realized loss on investment
  transactions                                    -0-(b)       -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0123        .0070        .0105        .0098

LESS: DIVIDENDS
Dividends from net investment income          (.0123)      (.0070)      (.0105)      (.0098)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.24%         .70%        1.05%         .98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $37          $45          $33          $17
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .30%         .30%         .30%         .30%(e)
  Expenses, before waivers and
    reimbursements                               .49%         .48%         .58%         .68%(e)
  Net investment income (a)                     1.18%         .68%        1.03%        1.12%(e)



                                                       NEW YORK TAX-FREE PORTFOLIO
                                            --------------------------------------------------
                                                                CLASS C
                                            --------------------------------------------------
                                                                                     JUNE 28,
                                                     YEAR ENDED APRIL 30,           2001(D) TO
                                            -------------------------------------    APRIL 30,
                                                2005         2004         2003         2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0108        .0055        .0090        .0105
Net realized loss on investment
  transactions                                    -0-(b)       -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0108        .0055        .0090        .0105

LESS: DIVIDENDS
Dividends from net investment income          (.0108)      (.0055)      (.0090)      (.0105)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.08%         .55%         .90%        1.05%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)          $13          $12           $9           $4
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%         .45%         .45%         .45%(e)
  Expenses, before waivers and
    reimbursements                               .65%         .62%         .73%         .88%(e)
  Net investment income (a)                     1.11%         .54%         .89%        1.08%(e)




(a)  Net of expenses reimbursed or waived by the Adviser.

(b)  Amount is less than $0.0001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Commencement of distribution.

(e)  Annualized.

(f)  Commencement of operations.


40


REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Institutional Reserves, Inc.--Prime, Government, Tax-Free, Treasury, California Tax-Free, and New York Tax-Free Portfolios (the "Fund") at April 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note G, on December 6, 2004, the Board of Directors of the Fund approved a plan of liquidation and dissolution of the Fund and all of its portfolios.


PricewaterhouseCoopers LLP

New York, New York
June 24, 2005


41


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES, INC.
1345 Avenue of the Americas
New York, NY 10105
Toll-Free (800) 221-5672


BOARD OF DIRECTORS

WILLIAM H. FOULK, JR.(1), Chairman
RUTH BLOCK(1)
DAVID H. DIEVLER(1)
JOHN H. DOBKIN(1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
PHILIP L. KIRSTEIN, Senior Vice President and Independent Compliance Officer JOHN J. KELLEY, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105


(1) Member of the Audit Committee, the Governance and Nominating Committee and Independent Directors Committee.

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


42


MANAGEMENT OF THE FUND

                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________

THE BUSINESS AND AFFAIRS OF THE FUND ARE MANAGED UNDER THE DIRECTION OF THE BOARD OF DIRECTORS. CERTAIN INFORMATION CONCERNING THE FUND'S DIRECTORS IS SET FORTH BELOW.



                                                                                      PORTFOLIOS
                                           PRINCIPAL                                    IN FUND            OTHER
     NAME, ADDRESS,                      OCCUPATION(S)                                  COMPLEX        DIRECTORSHIP
     DATE OF BIRTH                         DURING PAST                                OVERSEEN BY         HELD BY
    (YEAR ELECTED*)                         5 YEARS                                    DIRECTOR          DIRECTOR
--------------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

William H. Foulk, Jr., #            Investment adviser and an independent                  122             None
2 Sound View Dr., Suite 100         consultant. Formerly Senior Manager of
Greenwich, Connecticut 06830        Barrett Associates, Inc., a registered
9/7/32 (1990)                       investment adviser, with which he had been
(Chairman of the Board)             associated since prior to 2000. Formerly
                                    Deputy Comptroller and Chief Investment
                                    Officer of the State of New York and, prior
                                    thereto, Chief Investment Officer of the New
                                    York Bank for Savings.

Ruth Block, #+                      Formerly an Executive Vice President and               103             None
500 SE Mizner Blvd.                 Chief Insurance Officer of The Equitable Life
Boca Raton, FL 33432                Assurance Society of the United States;
11/7/30 (1992)                      Chairman and Chief Executive Officer of Evlico;
                                    Director of Avon, BP (oil and gas), Ecolab, Inc.
                                    (specialty chemicals), Tandem Financial Group
                                    and Donaldson, Lufkin & Jenrette Securities
                                    Corporation; former Governor at Large
                                    National Association of Securities Dealers, Inc.

David H. Dievler, #                 Independent consultant. Until December 1994,           107             None
P.O. Box 167                        Senior Vice President of Alliance Capital
Spring Lake, New Jersey 07762       Management Corporation ("ACMC")
10/23/29 (1992)                     responsible for mutual fund administration.
                                    Prior to joining ACMC in 1984, Chief Financial
                                    Officer of Eberstadt Asset Management since
                                    1968. Prior to that, Senior Manager at Price
                                    Waterhouse & Co. Member of American
                                    Institute of Certified Public Accountants
                                    since 1953.

John H. Dobkin, #                   Consultant. Formerly President of Save                 105             None
P.O. Box 12                         Venice, Inc. (preservation organization)
Annandale, NY 12504                 from 2001-2002; a Senior Advisor from
2/19/42 (1992)                      June 1999-June 2000 and President of Historic
                                    Hudson Valley (historic preservation) from
                                    December 1989-May 1999). Previously,
                                    Director of the National Academy of Design.
                                    During 1988-1992, Director and Chairman of
                                    the Audit Committee of ACMC.


*  There is no stated term of office for the Fund's Directors.

# Member of the Audit Committee, the Governance and Nominating Committee and Independent Director Committee.

+ Ms. Block was an "interested person", as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,396. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.


43


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________

OFFICERS OF THE FUND

Certain information concerning the Fund's Officers is listed below.


      NAME,                          PRINCIPAL                             PRINCIPAL
  ADDRESS* AND                      POSITION(S)                            OCCUPATION
 DATE OF BIRTH                    HELD WITH FUND                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------

Marc O. Mayer                  Chief Executive Officer         Executive Vice President of Alliance Capital
10/2/57                                                        Management Corporation ("ACMC")** since 2001.
                                                               Prior thereto, he was Chief Executive Officer of
                                                               Sanford C. Bernstein & Co., LLC since prior to 2000.

Philip L. Kirstein             Senior Vice President and       Senior Vice President, Independent Compliance Officer
5/29/45                        Independent Compliance          -Mutual Funds of ACMC** with which he has been
                               Officer                         associated since October 2004. Prior thereto, he was
                                                               Of Counsel to Kirkpatrick & Lockhart, LLP from
                                                               October 2003 to October 2004, and General Counsel
                                                               and First Vice President of Merrill Lynch Investment
                                                               Managers L.P. since prior to 1999 until March 2003.

John J. Kelley                 Senior Vice President           Senior Vice President of ACMC**, with which he has
2/29/60                                                        been associated since prior to 2000.

William E. Oliver              Senior Vice President           Senior Vice President of ACMC** with which he has
9/21/49                                                        been associated since prior to 2000.

Raymond J. Papera              Senior Vice President           Senior Vice President of ACMC** with which he has
3/12/56                                                        been associated since prior to 2000.

Maria R. Cona, Jr.             Vice President                  Vice President of ACMC** with which she has been
1/30/55                                                        associated since prior to 2000.

Joseph C. Dona                 Vice President                  Senior Vice President of ACMC** with which he has
2/16/61                                                        been associated since prior to 2000.

Maria C. Sazon                 Vice President                  Vice President of ACMC** with which she has been
5/8/66                                                         associated since prior to 2000.

Mark R. Manley                 Secretary                       Senior Vice President and Acting General Counsel of
10/23/62                                                       ACMC** with which he has been associated since prior
                                                               to 2000.

Mark D. Gersten                Treasurer and                   Senior Vice President of Alliance Global Investor
10/4/50                        Chief Financial Officer         Services, Inc. ("AGIS")** with which he has been
                                                               associated since prior to 2000.

Thomas R. Manley               Controller                      Vice President of ACMC** with which he has been
8/3/51                                                         associated since prior to 2000.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


44


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


Information Regarding the Review and Approval of the Fund's Advisory Agreement

The Fund's disinterested directors (the "directors") unanimously approved the continuance of the Advisory Agreement between the Fund and the Adviser in respect of each Portfolio at a meeting held on December 14-16, 2004.

In preparation for the meeting, the directors had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"). Prior to voting, the directors reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The directors also discussed the proposed continuances in three private sessions at which only the directors, their independent counsel and the Fund's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement in respect of each Portfolio, the directors considered all factors they believed relevant, including the following:

1. information comparing the performance of each of the Portfolios to other investment companies with similar investment objectives;

2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

3. payments received by the Adviser from all sources in respect of each Portfolio and all investment companies in the AllianceBernstein Fund complex;

4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to each Portfolio and to all investment companies in the AllianceBernstein Fund complex;

5. comparative fee and expense data for each Portfolio and other investment companies with similar investment objectives;

6. the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflect any economies of scale for the benefit of investors;

7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Portfolios, including the extent to which the Adviser benefits from soft dollar arrangements;

8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Portfolios;

9.  portfolio turnover rates for each Portfolio;

10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Portfolios;

11. the professional experience and qualifications of each Portfolio's portfolio management team and other senior personnel of the Adviser; and

12.  the terms of the Advisory Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as directors or trustees of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio.

The directors determined that the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.


45


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


The material factors and conclusions that formed the basis for the directors' reaching their determinations to approve the continuance of the Advisory Agreement in respect of each Portfolio (including their determinations that the Adviser should continue to be the investment adviser for each Portfolio, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

The directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the directors, administers each Portfolio's business and other affairs. The Adviser manages the investment of the assets of each Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolio's investment objective and policies. The Adviser also provides each Portfolio with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Portfolio) and executive and other personnel as are necessary for the Portfolio's operations. The Adviser pays all of the compensation of directors of the Fund who are affiliated persons of the Adviser and of the officers of the Portfolios.

The directors also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Portfolio's request by employees of the Adviser or its affiliates. These "at no more than cost" reimbursements are approved by the directors on a quarterly basis and result in a higher rate of total compensation from the Portfolios to the Adviser than the stated fee rates in the Portfolios' Advisory Agreement. The directors noted that no reimbursements had been made to date by the Portfolios in light of the expense caps for the Portfolios.

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Portfolios' compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Portfolios. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Portfolios' other service providers, also were considered. The directors also considered the Adviser's response to recent regulatory compliance issues affecting it and other investment companies in the AllianceBernstein Fund complex. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISER

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2002 and 2003. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing the portfolio-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed with the directors that there is no generally accepted allocation methodology for information of this type.

The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Portfolios. The directors focused on the profitability of the Adviser's relationships with the Portfolios before taxes and distribution expenses. The directors recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to each Portfolio and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with each Portfolio was not excessive.

FALL-OUT BENEFITS

The directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its


46


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________


clients, including the Portfolios. They noted that the Adviser makes presentations to the directors regarding its trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements from time to time and had made a special presentation to the directors earlier in 2004 on this subject. The directors noted that the Adviser has represented to them that all of its soft dollar arrangements are consistent with applicable legal requirements including the achievement of best execution. At the special presentation, the directors received and reviewed information concerning the Adviser's soft dollar arrangements, which included a description of the Adviser's policies and procedures with respect to allocating portfolio transactions for brokerage and research services, data on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Adviser. The directors noted that the Portfolios do not normally pay brokerage commissions.

The directors also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from the Portfolios in respect of classes of shares of the Portfolios that are subject to the Fund's 12b-1 plan; and retains a portion of the 12b-1 fees paid in respect of the Class B and Class C shares of the Portfolios. The directors also noted that certain affiliates of the Adviser distribute shares of the Portfolios and receive compensation in that connection and that a subsidiary of the Adviser provides transfer agency services to the Fund and receives compensation from the Fund for such services.

The directors recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the other benefits described above. The directors believe that the Adviser derives reputational and other benefits from its association with the Portfolios.

INVESTMENT RESULTS

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed comparative performance information for each Portfolio at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance of each Portfolio compared to the funds in its Lipper category.

CALIFORNIA TAX-FREE PORTFOLIO. The directors reviewed information showing performance of the California Tax-Free Portfolio compared to other funds in the Lipper California Tax-Exempt Money Market Funds - Monthly Tax-Exempt Fixed Income Funds category as of October 31, 2004 over the year to date, 1- and 3-year periods. The directors noted that the California Tax-Free Portfolio had performed in the first quartile for all the periods reviewed. Based on their review, the directors concluded that the California Tax-Free Portfolio's relative investment performance over time had been satisfactory.

GOVERNMENT PORTFOLIO. The directors reviewed information showing performance of the Government Portfolio compared to other funds in the Lipper Institutional U.S. Government Money Market Funds - Monthly Taxable Fixed Income Funds category as of October 31, 2004 over the year to date, 1-, 3-, 5- and 10-year periods. The directors noted that the Government Portfolio had performed significantly above the Lipper median in the 3-year period and in the first quartile for all the other periods reviewed. Based on their review, the directors concluded that the Government Portfolio's relative investment performance over time had been satisfactory.

NEW YORK TAX-FREE PORTFOLIO. The directors reviewed information showing performance of the New York Tax-Free Portfolio compared to other funds in the Lipper New York Tax-Exempt Money Market Funds - Monthly Tax-Exempt Fixed Income Funds category as of October 31, 2004 over the year to date, 1- and 3-year periods. The directors noted that the New York Tax-Free Portfolio had performed in the first quartile for all the periods reviewed. Based on their review, the directors concluded that the New York Tax-Free Portfolio's relative investment performance over time had been satisfactory.

PRIME PORTFOLIO. The directors reviewed information showing performance of the Prime Portfolio compared to other funds in the Lipper Institutional Money Market Funds - Monthly Taxable Fixed Income Funds category as of October 31, 2004 over the year to date, 1-, 3-, 5- and 10-year periods. The directors noted that the Prime Portfolio had significantly outperformed the Lipper median for all the periods reviewed. Based on their review, the directors concluded that the Prime Portfolio's relative investment performance over time had been satisfactory.

TAX-FREE PORTFOLIO. The directors reviewed information showing performance of the Tax-Free Portfolio compared to other funds in the Lipper Institutional Tax-Exempt Money Market Funds - Monthly Tax-Exempt Fixed Income Funds category as of October 31, 2004 over the year to date, 1-, 3-, 5- and 10-year periods. The directors noted that the Tax-


47


                                       ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
_______________________________________________________________________________

Free Portfolio had performed significantly above the Lipper median in the 3-year period and in the first quartile for all the other periods reviewed. Based on their review, the directors concluded that the Tax-Free Portfolio's relative investment performance over time had been satisfactory.

TREASURY PORTFOLIO. The directors reviewed information showing performance of the Treasury Portfolio compared to other funds in the Lipper Institutional U.S. Treasury Money Market Funds - Monthly Taxable Fixed Income Funds category as of October 31, 2004 over the year to date, 1 year, 3 year and 5 year periods. The directors noted that the Treasury Portfolio had performed in the first quartile for all the periods reviewed. Based on their review, the directors concluded that the Treasury Portfolio's relative investment performance over time had been satisfactory.

ADVISORY FEES AND OTHER EXPENSES

The directors considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Portfolio. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The information reviewed by the directors showed that each Portfolio's at current size contractual effective fee rate of 20 basis points was significantly lower than the Lipper average and the Lipper median. In the case of the California Tax-Free Portfolio and the New York Tax-Free Portfolio, the directors noted that Lipper does not produce state-specific institutional money market fund categories and that the fees reviewed for those two portfolios reflect the Lipper averages for retail funds.

The directors also considered the total expense ratio of each Portfolio in comparison to the fees and expenses of funds within the relevant Lipper category. The expense ratio of each Portfolio was based on the Portfolio's latest fiscal year expense ratio. The directors noted that each Portfolio's expense ratio was lower than the Lipper median and that each Portfolio has an expense cap of 20 basis points. The directors concluded that each Portfolio's expense ratio was satisfactory. The directors recognized that the expense ratio information for the Portfolios potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to the Portfolios by others. The directors noted that the expense ratios of some funds in the Portfolios' relevant Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

ECONOMIES OF SCALE

The directors noted that the advisory fee schedules for the Portfolios do not contain breakpoints so that, if assets were to increase over the breakpoint levels, the fee rates would not be reduced on the incremental assets. The directors recognized that breakpoints may be an appropriate way for the Adviser to share its economies by scale with some funds that have substantial assets or that may grow materially over the next year. However, they also recognized that there is no direct relationship between the economies of scale realized by funds and any realized by the Adviser as assets increase, largely because economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Portfolios' operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many competitor funds do not have breakpoints at all. The directors further noted that the Portfolios benefit from relatively low advisory fees and a contractual expense cap equal to the advisory fee. In such circumstances, and in light of the current level of net assets of the Portfolios and the expected liquidation thereof in the next six to eight months, the directors did not believe breakpoints to be necessary.


48


                      (This page left intentionally blank.)

INTRESAR0405


ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered accounting firm PricewaterhouseCoopers LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include advice and education on accounting and auditing issues, quarterly press release review (for closed-end Funds), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

                                             Audit     Audit-Related     Tax
                                             Fees          Fees          Fees
                                           ---------   -------------   --------
- California Tax-Free Portfolio    2004     $17,933        $5,283       $7,875
                                   2005     $18,833          $760       $6,075
- Government Portfolio             2004     $17,933        $5,283       $7,875
                                   2005     $18,833          $760       $6,075
- New York Tax-Free Portfolio      2004     $17,933        $5,283       $7,875
                                   2005     $18,833          $760       $6,075
- Prime Portfolio                  2004     $17,933        $5,283       $7,875
                                   2005     $18,833          $760       $6,075
- Tax-Free Portfolio               2004     $17,933        $5,283       $7,875
                                   2005     $18,833          $760       $6,075
- Treasury Portfolio               2004     $17,933        $5,283       $7,875
                                   2005     $18,833          $760       $6,075

(d)  Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f)  Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):



                                                                                     Total Amount of
                                                                                    Foregoing Column
                                                                                   Pre-approved by the
                                                          All Fees for               Audit Committee
                                                       Non-Audit Services          (Portion Comprised of
                                                         Provided to the             Audit Related Fees)
                                                     Portfolio, the Adviser        (Portion Comprised of
                                                     and Service Affiliates               Tax Fees)
-------------------------------------------------------------------------------------------------------------

- California Tax-Free Portfolio         2004                $881,848                      $13,158
                                                                                          ($5,283)
                                                                                          ($7,875)
                                        2005                $756,246                       $6,835
                                                                                            ($760)
                                                                                          ($6,075)
 - Government Portfolio                 2004                $881,848                      $13,158
                                                                                          ($5,283)
                                                                                          ($7,875)
                                        2005                $756,246                       $6,835
                                                                                            ($760)
                                                                                          ($6,075)
 - New York Tax-Free Portfolio          2004                $881,848                      $13,158
                                                                                          ($5,283)
                                                                                          ($7,875)
                                        2005                $756,246                       $6,835
                                                                                            ($760)
                                                                                          ($6,075)
 - Prime Portfolio                      2004                $881,848                      $13,158
                                                                                          ($5,283)
                                                                                          ($7,875)
                                        2005                $756,246                       $6,835
                                                                                            ($760)
                                                                                          ($6,075)
 - Tax-Free Portfolio                   2004                $881,848                      $13,158
                                                                                          ($5,283)
                                                                                          ($7,875)
                                        2005                $756,246                       $6,835
                                                                                            ($760)
                                                                                          ($6,075)
 - Treasury Portfolio                   2004                $881,848                      $13,158
                                                                                          ($5,283)
                                                                                          ($7,875)
                                        2005                $756,246                       $6,835
                                                                                            ($760)
                                                                                          ($6,075)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:


EXHIBIT NO.   DESCRIPTION OF EXHIBIT
----------    ----------------------
11 (a) (1)    Code of ethics that is subject to the disclosure of Item 2 hereof

11 (b) (1)    Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)    Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
              Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Reserves, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 29, 2005


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 29, 2005